Goodwill and Intangible Assets (Details) - Schedule of Intangible Assets Future Amortization - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of Intangible Assets Future Amortization [Abstract]
December 31, 2023 (for 6 months)	$ 395
December 31, 2024	686	$ 4,663
December 31, 2025	604	3,841
December 31, 2026	412	3,430
December 31, 2027	325	$ 2,841
December 31, 2028 and thereafter	151
Net Carrying Amount	$ 2,573